Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

11.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	As of December 31,
	2016	2017
	US$	US$

Payroll and welfare payable	3,235	2,030
Accrued liability	50	-
VAT, and other taxes payable	831	2,473
Payables for office supply and utilities	743	711
Payables for purchase of property and equipment	432	52
Professional service fees	-	3,161
Deposits from agents	2,315	3,509
Others	28	227
	7,634	12,163